Revenue - Disclosure of detailed information about royalty revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	$ 23,804	$ 20,287
Timok
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	5,216	8,632
Gediktepe
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	11,954	6,694
Leeville
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	4,264	3,135
Balya
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	1,141	968
Gold Bar South
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	475	270
Sisorta
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	196	0
Advanced royalty payments
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	$ 558	$ 588